Income Tax Provision (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Provision
Schedule of income tax provision
	December 31, 2020	December 31, 2019
Federal
Current	$-	$-
Deferred	-	-

State
Current	-	2,000
Deferred	-	-

Income tax provision	$-	$2,000

Schedule of reconcilliation of fedral statutory income tax rate
	December 31, 2020	December 31, 2019

Federal statutory income tax rate	21.0%	21.0%
State tax, net of federal benefit	5.0%	5.0%

Change in valuation allowance on net operating loss carry-forwards	(26.0)	(26.0)

Effective income tax rate	0.0%	0.0%

Schedule of deferred tax assets and liabilities
	December 31, 2020	December 31, 2019
Net deferred tax assets:
Stock-based compensation	$702,000	$561,000
Private placement costs	366,000	320,000
Operating lease liability	42,000	54,000
Loss on extinguishment of debt	1,697,000	438,000
Net operating loss carryforwards	5,946,000	5,431,000
Gross deferred tax assets	8,753,000	6,804,000
Less valuation allowance	(7,255,000)	(5,775,000)
Total deferred tax assets	1,498,000	1,029,000
Deferred tax liabilities:
Derivative gain	1,455,000	865,000
Debt discount	2,000	110,000
Operating lease right-of-use asset	41,000	54,000
Total deferred tax liabilities	1,498,000	1,029,000
Net deferred tax asset (liability)	$-	$-